Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 201,834,635	$ 6,568,000	$ 186,580,294
Less: Cash and cash equivalents	(173,818,777)	(5,656,322)	(132,622,131)	$ (4,315,722)	$ (94,048,036)	$ (95,492,477)
Net debt	28,015,858		53,958,163
Total equity	322,810,948	$ 10,504,750	264,375,047		$ 223,139,562	$ 202,913,915
Total capital	$ 350,826,806		$ 318,333,210
Debt to capital ratios	7.99%	7.99%	16.95%	16.95%